SUBSEQUENT EVENTS (Narrative) (Details 1) - ₪ / shares	Aug. 13, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Ordinary shares, par value (in New Shekels per share)		₪ 0.3	₪ 0.3
Subsequent Event
Subsequent Event [Line Items]
Ordinary shares, par value (in New Shekels per share)	₪ 0.3